UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number          811-4204
                                            --------

     PC&J Preservation Fund
     ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
     -----
     (Name and address of agent for service)

Registrant's telephone number, including area code:          937-223-0600
                                                             ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:  June 30, 2007
                           -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                     Page 1
PC&J PRESERVATION
FUND

Semi-Annual Report to Shareholders
June 30, 2007




























The PC&J Preservation Fund is a registered investment company under the Investment Company Act of 1940 and is regulated by the Securities and Exchange Commission. The enclosed Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions (888-223-0600).

------

------

PC&J PRESERVATION FUND
----------------------

FINANCIAL  HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2006, 2005, 2004, 2003, and 2002, has been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2007, has been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.

                                          Period Ended
                                            June 30,                Years Ended December 31,


Selected Data for Each Share of Capital          2007      2006      2005      2004      2003      2002
Stock Outstanding Throughout the Period    (Unaudited)


NET ASSET VALUE-BEGINNING OF PERIOD           $ 10.39   $ 10.52   $ 10.74   $ 10.88   $ 11.06   $ 10.96

Income from investment operations:
   Net investment income                         0.25      0.53      0.49      0.44      0.47      0.54
   Net realized and unrealized
      gain (loss) on securities                  0.01     (0.12)    (0.23)    (0.14)    (0.18)     0.11

TOTAL FROM INVESTMENT OPERATIONS                 0.26      0.41      0.26      0.30      0.29      0.65

Less distributions:
   From net investment income                   (0.00)    (0.54)    (0.48)    (0.44)    (0.47)    (0.55)

TOTAL DISTRIBUTIONS                             (0.00)    (0.54)    (0.48)    (0.44)    (0.47)    (0.55)

NET ASSET VALUE-END OF PERIOD                  $ 10.65   $ 10.39   $ 10.52   $ 10.74   $ 10.88   $ 11.06


TOTAL RETURN                                     2.50%     3.86%     2.44%     2.72%     2.63%     5.98%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                    1.09%*      1.10%     1.10%     1.02%     1.00%     1.00%
   Net investment income                       4.59%*      4.49%     4.04%     3.83%     4.19%     4.64%

Portfolio turnover rate                       19.42%*      5.99%    16.10%    37.75%    30.80%    53.92%

Net assets at end of period (000's)          $ 12,187    $12,923   $15,444   $17,328   $18,081   $18,647







* Annualized

See notes to financial statements.


PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2007
(UNDAUDITED)





                                         PERCENT
                                         OF NET    PRINCIPAL   MARKET
SECURITY                                 ASSETS    AMOUNT      VALUE
---------------------------------------  --------  ----------  ----------


U.S. AGENCY STEP-UP OBLIGATIONS 1:

Maturity of 1 - 5  years:                   12.8%
 Federal National Mortgage Assn. Note,
   4.000%, due 02-26-10                            $  765,000  $  758,306
 Federal Home Loan Banks,
   5.000%, due 10-28-11                               800,000     799,250

                                                                1,557,556


Maturity of 5 - 10  years:                  13.8
 Federal Home Loan Banks,
   5.000%, due 07-30-13                               700,000     692,344
 Federal National Mortgage Assn. Note,
   5.000%, due 02-25-15                             1,000,000     992,812

                                                                1,685,156

Maturity of 10 - 20 years:                  29.3
 Federal Home Loan Banks,
   5.000%, due 06-04-18                             2,000,000   1,962,500
 Federal Home Loan Banks,
   4.250%, due 07-16-18                               500,000     475,000
 Federal Home Loan Mortgage Corp.,
   5.125%, due 08-15-18                               390,000     387,702
 Federal Home Loan Mortgage Corp.,
   4.999%, due 09-21-18                               750,000     743,150

                                                                3,568,352


TOTAL U.S. AGENCY STEP-UP OBLIGATIONS
 (Cost $6,900,283)                          55.9                6,811,064


TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of less than 1year:                 2.2
 Chicago Heights, IL GO Taxable
   Bonds, 7.350%, due 12-01-07                        170,000     171,076
 Minneapolis, MN Cmty. Dev. Taxable
   Bonds, 10.400%, due 12-01-07                       100,000     101,400

                                                                  272,476







See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2007
(UNAUDITED)





                                          PERCENT
                                          OF NET    PRINCIPAL   MARKET
SECURITY                                  ASSETS    AMOUNT      VALUE
----------------------------------------  --------  ----------  ----------


Maturity of 1 - 5 years:                      7.1%
 Maricopa County, AZ Indl. Dev. Taxable
   Bonds, 6.000%, due 07-01-08                      $  300,000  $  300,000
 Oklahoma City, OK Airport Taxable
   Bonds, 6.950%, due 07-01-08                         280,000     280,000
 Dayton, OH Taxable Hsng. Improvement
   Bonds, 6.250%, due 11-01-08                         140,000     140,000
 Dayton, OH Econ. Dev. Taxable
   Bonds, 6.380%, due 12-01-09                         140,000     142,181

                                                                   862,181


Maturity of 5 - 10 years:                     2.0
 Dayton, OH Taxable Bonds,
   6.500%, due 11-01-13                                250,000     250,000

Maturity of 10 - 20 years:                    1.9
 Palmdale, CA Redev. Taxable Bonds,
   7.900%, due 09-01-17                                225,000     230,216


TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $1,629,167)               13.2                1,614,873


U.S. CORPORATE OBLIGATIONS:

Maturity of 5 - 10 years:                     0.7
 Alltel Corp.,
   7.000%, due 03-15-16                                100,000      87,631

Maturity of 10 - 20 years:                   15.4
 Int'l Bank Reconstruction & Dev. 2,
   7.000%, due 08-13-18                                850,000     811,750
 Morgan Stanley DW 2,
   8.000%, due 07-06-21                                250,000     243,750
 Toyota Motor Credit Corp. 2,
   8.000%, due 09-21-21                                350,000     342,125
 General Elec Capital Corp. 1,
   4.875%, due 10-28-21                                200,000     184,380
 Toyota Motor Credit Corp. 2,
   8.000%, due 12-21-21                                125,000     122,500
 Toyota Motor Credit Corp. 2,
   8.000%, due 02-01-22                                175,000     171,500

                                                                 1,876,005


TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $2,032,706)                           16.1                1,963,636

See notes to financial statements.

------


PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2007
(UNAUDITED)





                                       PERCENT
                                       OF NET    PRINCIPAL   MARKET
SECURITY                               ASSETS    AMOUNT      VALUE
-------------------------------------  --------  ----------  -----------


FOREIGN SOVEREIGN OBLIGATIONS:

Maturity of 5 - 10  years:                 2.8%
 Bayerische Landesbank Note 2,
   6.750%, due 10-29-13                          $  350,000  $   336,000


TOTAL FOREIGN SOVEREIGN OBLIGATIONS
 (Cost $350,000)                                                 336,000


TOTAL U.S. AGENCY STEP-UP,
 TAXABLE MUNICIPAL, U.S.
 CORPORATE, AND FOREIGN
       SOVEREIGN OBLIGATIONS
 (Cost $10,912,156)                       88.0                10,725,573


LEASE ASSIGNMENT:                          1.4
 PHS Indian Health Service Lease                                 167,398


TOTAL LEASE ASSIGNMENT
 (Cost $172,125)                                                 167,398


INVESTMENT COMPANIES:                      9.3   SHARES
                                                 ----------
 Highland Floating Rate A                            29,970      301,798
 Oppenheimer Sr. Floating Rate A                     31,546      299,685
 First American Treasury Obligations                 36,482       36,482
 Federated Prime Obligations                        500,000      500,000

TOTAL INVESTMENT COMPANIES
 (Cost $1,136,482)                                             1,137,965


TOTAL INVESTMENTS
 (Cost $12,220,763)3                      98.7                12,030,936


OTHER ASSETS AND LIABILITIES               1.3                   156,072


NET ASSETS                               100.0%              $12,187,008






1   Interest  rates  listed for step-up bonds are the rates as of June 30, 2007.
2 Security valued according to "good faith pricing" guidelines. (See Note A) 3 Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation (depreciation). (See Note D)

See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
(UNAUDITED)




ASSETS:
Investments in securities, at market value
 (Cost basis - $12,220,763) (Notes A & D)                          $12,030,936
Receivables - Interest                                                 158,174
Receivables - Fund shares sold                                           8,887

Total assets                                                        12,197,997

LIABILITIES:
Accrued expenses (Note B)                                              (10,989)



NET ASSETS                                                         $12,187,008



SHARES OUTSTANDING (Unlimited authorized shares - no par value):
 Beginning of period                                                 1,244,021
 Net decrease  (Note C)                                                (99,795)

 End of period                                                       1,144,226



NET ASSET VALUE, offering price and redemption price per share     $     10.65



NET ASSETS CONSIST OF:
 Paid in capital                                                   $12,520,442
 Net unrealized depreciation on investments                           (189,828)
 Undistributed net investment income                                   294,915
 Accumulated net realized loss on investments                         (438,521)

 Net Assets                                                        $12,187,008













See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)



INVESTMENT INCOME (Note A):
 Interest                                                     $330,354
 Dividends                                                      28,430

Total Investment Income                                        358,784

EXPENSES (Note B):
 Investment advisory fee                                        31,342
 Management fee                                                 37,611

Total expenses                                                  68,953


NET INVESTMENT INCOME                                          289,831


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized loss on investments                               (2,200)
 Change in unrealized depreciation of investments               32,576

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          30,376


NET INCREASE IN NET ASSETS FROM OPERATIONS                    $320,207








See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                      For The Six Months       For the Year
                                          Ended                   Ended
                                      June 30, 2007       December 31, 2006
                                      (Unaudited)




INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income                         $   289,831   $   623,883
 Net realized loss on investments                   (2,200)     (120,473)
 Change in unrealized depreciation of
 investments                                        32,576       (13,650)

Net increase in net assets from operations         320,207       489,760

DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                              0      (633,838)

Net decrease in assets from distributions to
 shareholders                                            0      (144,078)

INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS (Note C)       (1,055,999)   (2,377,610)

Total decrease in net assets                      (735,792)   (2,521,688)

NET ASSETS:
 Beginning of year                              12,922,800    15,444,488

 End of period                                 $12,187,008   $12,922,800




UNDISTRIBUTED NET INVESTMENT INCOME            $   294,915   $     5,084







See notes to financial statements.

------

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940 ("1940 Act"). The investment objective of the Fund is the generation of income and the preservation of capital through investment in fixed-income obligations. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Fixed income securities are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair market value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, or when unique investment structures have no widely adopted benchmarks, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees. It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on a multiple of earnings, or a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code, as amended, and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2006, the Fund has a capital loss carry forward of $436,321, of which $152,270 can be carried forward through 2008, $98,440 through 2011, $35,450 through 2012, $29,688 through 2013 and $120,473 through 2014. These losses can be used to offset future gains.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes using the effective interest rate method. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income. Net investment losses, if any, for tax purposes are reclassified to paid in capital.
(4) New Accounting Pronouncements - In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes-

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)



an interpretation of FASB Statement 109. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the impact of FIN 48 and has concluded that it has no impact on the financial statements. In addition, in September 2006, the FASB released Statement of Financial Accounting Standards No. 157 ("SFAS 157"), Fair Value Measurements. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact of the adoption of SFAS 157 and has concluded it has no impact on the financial statements.
The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 0.5% of the daily net assets of the Fund. Investment advisory fees were $31,342 for the six months ended June 30, 2007. The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including trustee fees of $2,000 for the six months ended June 30, 2007.
Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $37,611 for the six months ended June 30, 2007.
Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

C.  CAPITAL  SHARE  TRANSACTIONS
                           For the Six Months Ended
                                 June 30, 2007              For the Year Ended
                                  (Unaudited)                December 31, 2006
                                  -----------                -----------------



                               Shares     Dollars       Shares     Dollars
                               ---------  ------------  ---------  ------------
Subscriptions                    60,196   $   637,826     85,737   $   912,750
Reinvestment of distributions         0             0     61,005       633,838
                                 60,196       637,826    146,742     1,546,588
                               ---------  ------------  ---------  ------------
Redemptions                    (159,991)   (1,693,825)  (370,208)   (3,924,198)

Net decrease                    (99,795)  $(1,055,999)  (223,466)  $(2,377,610)

PC&J  PRESERVATION  FUND
------------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2007, aggregated $1,165,342 and $1,162,360, respectively. Purchases and sales of long-term U.S. Government Securities for the six months ended June 30, 2007, aggregated $0 and $296,070, respectively.
At June 30, 2007, gross unrealized appreciation on investments was $5,557 and gross unrealized depreciation on investments was $195,384 for a net unrealized depreciation of $189,827 for financial reporting and federal income tax purposes.



E.  FEDERAL  TAX  DISCLOSURE
                       Tax Character of Distributions Paid
  For the Year Ended December 31, 2006     For the Year Ended December 31, 2005
  ------------------------------------     ------------------------------------






Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
----------------  --------------  -------------------  ----------------  --------------  -------------------
633,838          $            0  $           633,838  $        673,479  $            0  $           673,479


                       Tax Basis of Distributable Earnings
                       -----------------------------------
                             As of December 31, 2006
                             -----------------------




Undistributed Ordinary Income   Undistributed Capital Gains   Unrealized Appreciation
------------------------------  ----------------------------  ------------------------
5,084                          $                          0  $                      0
------------------------------  ----------------------------  ------------------------


F.  RENEWAL  OF  INVESTMENT  ADVISORY  AGREEMENT

The investment advisory agreement between the Fund and the Adviser (the "Agreement") was renewed by the Board of Trustees at a meeting held on February 13, 2007. In determining whether to approve the Agreement, the Trustees reviewed the following: the nature of the Adviser's business; the performance of the Fund and the Adviser; the Adviser's personnel and operations; the nature, quality and extent of the investment advisory services provided by the Adviser to the Fund; the cost of the services and the profit to be realized by the Adviser; comparison with the fees paid by other funds and accounts; and economies of scale and other benefits to the Fund and the Adviser.

The Trustees reviewed a description of the Adviser's business and a copy of the Adviser's most recent registration statement on Form ADV. The Trustees noted that the Fund is used as an investment vehicle for the Adviser's management clients, not as a stand-alone product. The Fund was created in order to manage efficiently the assets of the Adviser's smaller account relationships, and Fund shareholders receive many of the same advice and planning services at no additional cost, as do the Adviser's non-Fund clients. The Adviser explained that understanding the nature of its business is

 PC&J PRESERVATION FUND
 ----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)

F. RENEWAL OF INVESTMENT ADVISORY AGREEMENT (Continued) important in reviewing the Fund's performance and advisory fees. The Trustees also reviewed the Adviser's balance sheet dated as of December 31, 2006, and income statement for the year ended December 31, 2006, and concluded that the Adviser had adequate financial resources to provide the necessary services to the Fund. The Trustees also considered the services provided by PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Adviser explained that Service Corp., the Fund's transfer agent and dividend disbursing agent, was formed to provide transfer agency services to the Fund in a cost efficient manner.

Next, the Trustees reviewed the Adviser's personnel and operations. The organizational chart of all professional personnel performing services for the Fund was next reviewed, as well as a breakout of the amount of time spent on Fund activities as compared to the amount of time spent on other activities. Following this review, the Trustees concluded that the Adviser's personnel staffing was adequate to provide the necessary services to the Fund, and that the services provided by the Adviser to the Fund are adequate.

The Trustees then compared the Fund's average total returns with comparable benchmarks. The Trustees noted that, unlike mutual funds that have a specific investment style, the Fund does not have a pre-defined peer group. The Adviser explained that because the Adviser often is the sole investment adviser for a client/shareholder and the Fund serves as the investment vehicle for the Adviser's clients, the Adviser takes a broader view than a specific investment mandate. The Adviser stated the Fund is designed to meet the client/shareholder need for positive investment returns that exceed returns available from money market funds as opposed to outperforming a static benchmark. The Adviser stated that positive returns are more important to the Fund's shareholders than performance against a benchmark. The Adviser explained that the Fund's return for 2006 lagged behind the benchmarks due to its higher ratio of high-quality government issues that provide a slightly lower yield than securities with more credit risk. The Adviser noted that, over a five-year time horizon, as the economy stabilized and then moved higher, the Fund has been managed to protect its principal value against a potential rise in interest rates. The Adviser indicated its belief that interest rates could be low and stable for a prolonged period of time, and, therefore, the Fund will expand its universe of available investment options to increase the expected yield. The Adviser reviewed the performance of the Fund compared to other short and intermediate term mutual funds, noting that the Fund performed similarly, particularly in the last three years. The Trustees concluded that they were satisfied with the performance of the Fund, particularly in the last three years, and are encouraged with the expansion of investment opportunities for the shareholders to improve the yield without incurring excessive risk.

The Trustees then turned their attention to the nature, quality and extent of the services provided to the Fund. In addition to reviewing the professional personnel involved in providing advisory services to the Fund, the Trustees reviewed (i) the Adviser's compliance programs, including the Adviser's practices for monitoring compliance with the Fund's investment limitations; (ii) the business background and experience of the Adviser's Chief Compliance Officer; (iii) examinations of the Adviser by state or Federal regulators during the period since the last renewal of the Agreement; (iv) any material litigation or administrative actions involving the Adviser or its affiliates, of which there were none; and (v) the Adviser's currently effective Code of Ethics adopted pursuant to Rule 17j-1. The Trustees concluded that they were satisfied with the compliance programs of the Adviser. Based on the materials presented and their experiences with the Adviser, the Trustees concluded that they were satisfied with the nature, quality and extent of the services provided by the Adviser in light of the objective and strategy of the Fund.

The Trustees also considered the cost to the Adviser and Service Corp. of providing the services and the profits to be realized by the Adviser and Service Corp. In reviewing the Adviser's profitability, the

 PC&J  PRESERVATION  FUND
 ------------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)

F.  RENEWAL  OF  INVESTMENT  ADVISORY  AGREEMENT  (Concluded)
Trustees considered and reviewed the information in the Board materials which included the allocation of expenses to the Adviser, including the method of allocating indirect and overhead costs with respect to the Funds; a comparison of the Adviser's overall profitability with the profitability of other investment advisers; and material payments by the Funds to the Adviser, other than the fees paid pursuant to the Agreement. Materials were distributed at the meeting which compared Service Corp.'s service provider fees with the fees of other service providers. After this review, the Trustees concluded that the allocation of expenses was reasonable, the profitability of the Adviser consolidated with the profitability of Service Corp. was below the average of other investment advisers, and the service provider fees charged by Service
Corp.  were  very  reasonable.

Next, the Trustees considered whether the compensation payable to the Adviser was reasonable in comparison to fees paid by other funds in the Fund's peer group and in absolute terms. In doing so, the Trustees reviewed (i) the current advisory fee schedule, actual dollar payments and any proposed changes; (ii) an advisory fee comparison with the advisory fee of similar sized funds; (iii) a comparison of advisory fees paid by the Fund under the Agreement with fees paid to the Adviser by other comparable accounts managed by the Adviser; and (iv) a comparison of the expense ratio of the Fund with the expense ratio of funds in the peer group. The board noted that the Adviser provides shareholder reporting tailored to specific client needs, provides performance and cost information, and makes the Fund's manager available for shareholder questions. The Adviser explained that these services are embodied in its advisory fee. In addition, the Adviser pointed out that small, individually managed accounts would be subject to a minimum fee that would exceed the advisory fee charged through the Fund. The Trustees noted that a better fee/expense comparison is total expenses paid by comparable funds, since the Fund's advisory fee is all-inclusive with no front-end, deferred or redemption fees. Based on the information presented, the Trustees concluded that the Adviser's fee schedule was reasonable. The Fund's expense ratio of 1.10% was lower than the 1.26% average expense ratio of the other funds of similar size and objective. It was also noted that the 1.26% average expense ratio does not include front-end fees (average of 1.2%), deferred load (average of 0.89%) and 12b-1 fees (average of 0.44%) charged by the other funds of similar size and objective.

Next, the Trustees reviewed the economies of scale associated with managing the Fund, the appropriateness of fee breakpoints, and benefits that accrue to the Adviser as a result of its relationship with the Fund. The Trustees concluded that as the Fund grows, adding breakpoints to benefit from realized economies of scale could be appropriate, but that such considerations are not yet relevant due to the size of the Fund. They noted that current structure allows for lower fees overall, rather than an initial higher fee for the first step before a breakpoint. In addition, the Trustees concluded that investment analysis done on behalf of the Fund may benefit some of the Adviser's other accounts, but investment ideas utilized in other accounts also may benefit the Fund.

Based upon the information provided, the Board concluded that the fee paid, and to be paid, to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders.

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL INFORMATION
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)



FUND  EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (January 1, 2007) and held for the six months ended June 30, 2007.

                                 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.






                                          Beginning Account   Ending Account
                                                Value              Value        Expenses Paid
                                           January 1, 2007     June 30, 2007   During Period*


Actual                                    $         1,000.00  $      1,025.02  $          5.52

Hypothetical (5% return before expenses)  $         1,000.00  $      1,019.34  $          5.51





* Expenses are equal to the Fund's annualized expense ratio of 1.1%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the current fiscal year.

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)

PORTFOLIO  CHARACTERISTICS




TYPE OF SECURITY                 % OF NET ASSETS
                                 ----------------

U.S. Agency Step-Up Obligations             55.9%
-------------------------------  ----------------
Taxable Municipal Obligations               13.2
U.S. Corporate Obligations                  16.1
Foreign Sovereign Obligations                2.8
Lease Assignment                             1.4
Investment Companies                         9.3
Other Assets and Liabilities                 1.3
Total                                      100.0%
                                 ----------------









A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.   Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 2, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Preservation Fund
----------------------

By
/s/
---
Kathleen Carlson, Treasurer

Date     August 22, 2007
         ---------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
James M. Johnson, President

Date     August 22, 2007
         ---------------

By
/s/
---
Kathleen Carlson, Treasurer

Date     August 22, 2007
         ---------------